Condensed Consolidated Balance Sheets (Unaudited) (Q2) (Parenthetical) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Book overdraft	$ 343,912	$ 1,496,695
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	200,000	0
Preferred stock, shares outstanding	200,000	0
Preferred stock, liquidation	$ 5,000,000	$ 5,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	49,000,000	49,000,000
Common stock, shares issued	5,298,159	5,298,159
Common stock, shares outstanding	5,298,159	5,298,159